CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603





                               September 19, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:      First Defined Portfolio Fund, LLC

Ladies and Gentlemen:



         On behalf of First Defined Portfolio Fund, LLC (the "Registrant"), we are transmitting Post-Effective Amendment No. 11 and Amendment No. 13 to the Registration Statement on Form N-1A (the "Amendments") for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, respectively. These Amendments relate to the First Defined Portfolio Fund, LLC.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           ---------------------------------
                                           Morrison C. Warren

Enclosures
cc:   W. Scott Jardine
      Eric F. Fess